Note 13 - Loans and receivables - Securitized Loans (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and Receivables Abstract
Securitized mortgage assets	€ 28,950	€ 29,512	€ 28,955
Other securitized assets	4,143	3,731	3,666
Total Securitized Loans	€ 33,093	€ 33,243	€ 32,621